Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Advertising — 0.1%
Omnicom Group, Inc.	5,051	$380,391
The Trade Desk, Inc., Class A*	7,111	161,348
		541,739
Aerospace & Defense — 2.2%
General Dynamics Corp.	4,026	1,381,804
General Electric Co.	16,768	4,758,255
Howmet Aerospace, Inc.	6,386	1,471,718
L3Harris Technologies, Inc.	2,971	1,025,441
Lockheed Martin Corp.	3,191	1,928,608
Northrop Grumman Corp.	2,131	1,453,853
RTX Corp.	21,295	4,107,805
The Boeing Co.*	12,055	2,399,307
TransDigm Group, Inc.	859	995,547
		19,522,338
Agriculture — 0.8%
Altria Group, Inc.	26,450	1,745,436
Archer-Daniels-Midland Co.	7,599	552,371
Bunge Global S.A.	2,202	280,094
Philip Morris International, Inc.	24,763	4,094,315
		6,672,216
Airlines — 0.2%
Delta Air Lines, Inc.	9,662	642,330
Southwest Airlines Co.	7,904	296,953
United Airlines Holdings, Inc.*	4,898	450,959
		1,390,242
Apparel — 0.2%
Deckers Outdoor Corp.*	2,226	222,800
NIKE, Inc., Class B	18,310	967,134
Ralph Lauren Corp.	615	211,554
Tapestry, Inc.	3,335	470,602
		1,872,090
Auto Manufacturers — 2.3%
Cummins, Inc.	2,189	1,177,726
Ford Motor Co.	61,912	714,464
General Motors Co.	15,209	1,133,071
PACCAR, Inc.	8,407	971,009
Tesla, Inc.*	44,223	16,439,900
		20,436,170
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,506	243,457
Banks — 4.6%
Bank of America Corp.	104,412	5,090,085
Citigroup, Inc.	28,176	3,195,440
Citizens Financial Group, Inc.	6,909	414,333
Fifth Third Bancorp	14,259	662,473
Huntington Bancshares, Inc.	32,122	502,709
JPMorgan Chase & Co.	42,447	12,486,209
KeyCorp	12,742	255,477
M&T Bank Corp.	1,860	384,499
Morgan Stanley	19,296	3,175,543
Northern Trust Corp.	3,077	429,457
Regions Financial Corp.	12,713	332,063
	Number of Shares	Value†

Banks — (continued)
State Street Corp.	4,560	$577,114
The Bank of New York Mellon Corp.	11,190	1,327,470
The Goldman Sachs Group, Inc.	4,816	4,074,288
The PNC Financial Services Group, Inc.	5,647	1,175,084
Truist Financial Corp.	19,701	905,655
US Bancorp	23,488	1,221,611
Wells Fargo & Co.	48,672	3,874,778
		40,084,288
Beverages — 1.1%
Brown-Forman Corp., Class B	2,653	70,145
Constellation Brands, Inc., Class A	2,075	311,250
Keurig Dr Pepper, Inc.	20,364	536,184
Molson Coors Beverage Co., Class B	2,168	93,354
Monster Beverage Corp.*	11,263	816,117
PepsiCo, Inc.	21,576	3,350,537
The Coca-Cola Co.	61,328	4,663,995
		9,841,582
Biotechnology — 1.2%
Amgen, Inc.	8,421	2,962,929
Biogen, Inc.*	2,366	433,759
Corteva, Inc.	10,794	903,566
Gilead Sciences, Inc.	19,573	2,727,889
Incyte Corp.*	2,645	248,947
Moderna, Inc.*	5,161	262,179
Regeneron Pharmaceuticals, Inc.	1,588	1,226,952
Vertex Pharmaceuticals, Inc.*	3,993	1,783,034
		10,549,255
Building Materials — 0.7%
Builders FirstSource, Inc.*	1,611	132,634
Carrier Global Corp.	12,403	698,413
CRH PLC	7,000	735,840
Johnson Controls International PLC	9,982	1,307,143
Lennox International, Inc.	460	213,500
Martin Marietta Materials, Inc.	964	567,487
Masco Corp.	2,514	151,770
Trane Technologies PLC	3,533	1,472,342
Vulcan Materials Co.	2,106	573,464
		5,852,593
Chemicals — 1.1%
Air Products and Chemicals, Inc.	3,438	998,705
Albemarle Corp.	1,851	332,310
CF Industries Holdings, Inc.	2,556	331,871
Dow, Inc.	11,212	466,980
DuPont de Nemours, Inc.	6,713	307,456
Ecolab, Inc.	4,068	1,082,169
International Flavors & Fragrances, Inc.	4,002	290,345
Linde PLC	7,338	3,637,887
LyondellBasell Industries N.V., Class A	3,595	289,613
PPG Industries, Inc.	3,559	380,386
Qnity Electronics, Inc.	3,356	387,215
The Mosaic Co.	5,250	133,875

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	3,617	$1,159,429
		9,798,241
Commercial Services — 1.2%
Automatic Data Processing, Inc.	6,450	1,310,511
Block, Inc.*	8,714	524,408
Cintas Corp.	5,444	920,798
Corpay, Inc.*	1,121	326,200
Equifax, Inc.	1,956	352,217
Global Payments, Inc.	3,542	238,377
Moody's Corp.	2,379	1,037,839
PayPal Holdings, Inc.	14,672	663,614
Quanta Services, Inc.	2,374	1,303,373
Rollins, Inc.	4,391	234,523
S&P Global, Inc.	4,902	2,085,017
United Rentals, Inc.	1,028	748,960
Verisk Analytics, Inc.	1,917	363,751
		10,109,588
Computers — 8.5%
Accenture PLC, Class A	9,725	1,928,370
Apple, Inc.	230,287	58,444,538
Cognizant Technology Solutions Corp., Class A	7,414	454,849
Crowdstrike Holdings, Inc., Class A*	4,073	1,590,140
Dell Technologies, Inc., Class C	4,822	791,435
EPAM Systems, Inc.*	871	117,933
Fortinet, Inc.*	10,104	825,699
Gartner, Inc.*	1,069	169,265
Hewlett Packard Enterprise Co.	20,814	495,581
HP, Inc.	12,820	246,272
International Business Machines Corp.	14,823	3,592,947
Leidos Holdings, Inc.	2,036	316,639
Lumentum Holdings, Inc.*	1,100	773,036
NetApp, Inc.	2,992	306,351
Sandisk Corp.*	2,200	1,397,748
Seagate Technology Holdings PLC	3,470	1,359,407
Super Micro Computer, Inc.*	8,058	183,481
Western Digital Corp.	5,593	1,512,851
		74,506,542
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	12,846	1,094,865
Kenvue, Inc.	29,227	503,873
The Estee Lauder Cos., Inc., Class A	3,964	284,496
The Procter & Gamble Co.	37,602	5,431,233
		7,314,467
Distribution & Wholesale — 0.2%
Copart, Inc.*	13,620	452,184
Fastenal Co.	17,615	817,336
Pool Corp.	521	105,414
W.W. Grainger, Inc.	596	650,123
		2,025,057
Diversified Financial Services — 3.7%
American Express Co.	8,473	2,562,913
Ameriprise Financial, Inc.	1,459	648,380
	Number of Shares	Value†

Diversified Financial Services — (continued)
Apollo Global Management, Inc.	7,352	$819,160
Ares Management Corp., Class A	3,300	360,030
Blackrock, Inc.	2,285	2,197,507
Capital One Financial Corp.	10,045	1,832,509
Cboe Global Markets, Inc.	1,665	467,981
CME Group, Inc.	5,802	1,713,621
Coinbase Global, Inc., Class A*	3,589	626,675
Franklin Resources, Inc.	5,022	118,620
Interactive Brokers Group, Inc., Class A	7,025	471,167
Intercontinental Exchange, Inc.	9,068	1,426,215
Invesco Ltd.	7,165	174,038
Mastercard, Inc., Class A	12,863	6,427,127
Nasdaq, Inc.	7,186	610,019
Raymond James Financial, Inc.	2,792	404,254
Synchrony Financial	5,795	394,176
T. Rowe Price Group, Inc.	3,482	313,867
The Charles Schwab Corp.	27,198	2,556,068
Visa, Inc., Class A	26,562	8,028,099
		32,152,426
Electric — 2.4%
Alliant Energy Corp.	4,087	293,283
Ameren Corp.	4,253	467,490
American Electric Power Co., Inc.	8,463	1,109,330
CenterPoint Energy, Inc.	10,505	453,396
CMS Energy Corp.	4,788	371,453
Consolidated Edison, Inc.	5,761	652,030
Constellation Energy Corp.	5,016	1,400,718
Dominion Energy, Inc.	13,665	844,770
DTE Energy Co.	3,025	442,316
Duke Energy Corp.	12,349	1,616,978
Edison International	6,094	445,959
Entergy Corp.	7,048	791,913
Evergy, Inc.	3,668	300,483
Eversource Energy	5,894	408,336
Exelon Corp.	16,030	785,791
FirstEnergy Corp.	8,266	418,756
NextEra Energy, Inc.	32,745	3,041,356
NRG Energy, Inc.	3,086	450,988
PG&E Corp.	35,079	616,338
Pinnacle West Capital Corp.	1,930	194,448
PPL Corp.	11,782	450,072
Public Service Enterprise Group, Inc.	7,876	637,562
Sempra	10,390	1,009,596
The AES Corp.	11,741	165,431
The Southern Co.	17,472	1,686,397
Vistra Corp.	5,091	765,330
WEC Energy Group, Inc.	5,142	595,289
Xcel Energy, Inc.	9,344	742,287
		21,158,096
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,546	760,121
Eaton Corp. PLC	6,123	2,190,013
Emerson Electric Co.	8,770	1,149,045

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Generac Holdings, Inc.*	847	$165,445
		4,264,624
Electronics — 1.1%
Allegion PLC	1,366	198,466
Amphenol Corp., Class A	19,460	2,458,771
Coherent Corp.*	2,900	690,809
Fortive Corp.	4,492	248,318
Garmin Ltd.	2,594	601,834
Honeywell International, Inc.	9,931	2,244,704
Hubbell, Inc.	786	385,722
Jabil, Inc.	1,707	453,430
Keysight Technologies, Inc.*	2,679	756,469
Mettler-Toledo International, Inc.*	314	396,017
TE Connectivity PLC	4,678	977,795
Trimble, Inc.*	3,803	248,070
		9,660,405
Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,714	338,104
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	450	620,545
EMCOR Group, Inc.	705	520,509
Jacobs Solutions, Inc.	1,879	239,159
		1,380,213
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	2,545	388,138
TKO Group Holdings, Inc.	1,303	262,750
		650,888
Environmental Control — 0.3%
Pentair PLC	2,563	223,263
Republic Services, Inc.	3,147	689,256
Veralto Corp.	3,952	349,436
Waste Management, Inc.	5,909	1,357,829
		2,619,784
Food — 0.5%
Conagra Brands, Inc.	5,030	79,072
General Mills, Inc.	5,911	220,007
Hormel Foods Corp.	4,037	91,438
McCormick & Co., Inc.	4,033	203,425
Mondelez International, Inc., Class A	20,486	1,180,813
Sysco Corp.	7,267	518,355
The Campbell's Company	3,250	72,378
The Hershey Co.	2,327	483,760
The J.M. Smucker Co.	1,660	160,090
The Kraft Heinz Co.	13,645	306,876
The Kroger Co.	9,245	668,968
Tyson Foods, Inc., Class A	4,485	287,354
		4,272,536
Forest Products & Paper — 0.0%
International Paper Co.	8,032	286,742
Gas — 0.1%
Atmos Energy Corp.	2,572	475,100
	Number of Shares	Value†

Gas — (continued)
NiSource, Inc.	7,521	$350,930
		826,030
Hand & Machine Tools — 0.0%
Snap-on, Inc.	736	267,330
Stanley Black & Decker, Inc.	2,174	154,484
		421,814
Healthcare Products — 2.4%
Abbott Laboratories	27,486	2,821,988
Agilent Technologies, Inc.	4,384	499,688
Align Technology, Inc.*	1,049	179,830
Baxter International, Inc.	7,265	122,052
Bio-Techne Corp.	2,174	113,613
Boston Scientific Corp.*	23,707	1,487,614
Danaher Corp.	10,008	1,897,517
Edwards Lifesciences Corp.*	9,332	747,307
GE HealthCare Technologies, Inc.	7,197	512,282
Hologic, Inc.*	3,503	264,792
IDEXX Laboratories, Inc.*	1,313	737,762
Insulet Corp.*	1,128	236,699
Intuitive Surgical, Inc.*	5,621	2,591,225
Medtronic PLC	20,316	1,760,381
ResMed, Inc.	2,334	523,936
Revvity, Inc.	1,598	140,001
Solventum Corp.*	2,310	150,843
STERIS PLC	1,562	345,405
Stryker Corp.	5,457	1,793,116
The Cooper Cos., Inc.*	3,122	223,223
Thermo Fisher Scientific, Inc.	6,006	2,952,129
Waters Corp.*	1,562	465,164
West Pharmaceutical Services, Inc.	1,127	282,471
Zimmer Biomet Holdings, Inc.	3,118	281,930
		21,130,968
Healthcare Services — 1.1%
Centene Corp.*	7,451	243,946
Charles River Laboratories International, Inc.*	671	115,748
DaVita, Inc.*	287	44,109
Elevance Health, Inc.	3,485	1,020,234
HCA Healthcare, Inc.	2,514	1,189,725
Humana, Inc.	1,919	332,735
IQVIA Holdings, Inc.*	2,686	458,070
Labcorp Holdings, Inc.	1,328	354,324
Quest Diagnostics, Inc.	1,752	343,357
The Cigna Group.	4,176	1,113,948
UnitedHealth Group, Inc.	14,185	3,838,319
Universal Health Services, Inc., Class B	893	159,820
		9,214,335
Home Builders — 0.2%
D.R. Horton, Inc.	4,385	601,710
Lennar Corp., Class A	3,634	315,576
NVR, Inc.*	46	303,132
PulteGroup, Inc.	3,177	373,647
		1,594,065

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — 0.1%
Avery Dennison Corp.	1,023	$176,652
Church & Dwight Co., Inc.	3,915	365,348
Kimberly-Clark Corp.	5,060	488,138
The Clorox Co.	1,680	174,098
		1,204,236
Insurance — 3.3%
Aflac, Inc.	7,261	796,604
American International Group, Inc.	8,309	625,252
Aon PLC, Class A	3,334	1,076,148
Arch Capital Group Ltd.*	5,716	548,679
Arthur J. Gallagher & Co.	4,066	880,614
Assurant, Inc.	755	164,447
Berkshire Hathaway, Inc., Class B*	28,907	13,852,234
Brown & Brown, Inc.	4,090	266,709
Chubb Ltd.	5,823	1,897,890
Cincinnati Financial Corp.	2,482	390,543
Erie Indemnity Co., Class A	360	90,472
Everest Group Ltd.	666	217,682
Globe Life, Inc.	1,286	178,973
Loews Corp.	2,686	286,704
Marsh & McLennan Cos., Inc.	7,189	1,246,932
MetLife, Inc.	8,882	628,135
Principal Financial Group, Inc.	3,208	289,073
Prudential Financial, Inc.	5,248	512,677
The Allstate Corp.	4,184	867,511
The Hartford Insurance Group, Inc.	4,440	600,421
The Progressive Corp.	9,096	1,803,191
The Travelers Cos., Inc.	3,598	1,049,465
W.R. Berkley Corp.	4,751	314,896
Willis Towers Watson PLC	1,416	411,631
		28,996,883
Internet — 13.2%
Airbnb, Inc., Class A*	6,827	862,113
Alphabet, Inc., Class A	86,173	24,779,908
Alphabet, Inc., Class C	70,319	20,171,708
Amazon.com, Inc.*	153,540	31,977,776
AppLovin Corp., Class A*	4,315	1,717,370
Booking Holdings, Inc.	515	2,168,315
CDW Corp.	1,736	210,091
DoorDash, Inc., Class A*	6,053	908,858
eBay, Inc.	8,247	750,642
Expedia Group, Inc.	1,903	439,384
F5, Inc.*	938	271,391
Gen Digital, Inc.	9,125	171,824
GoDaddy, Inc., Class A*	1,556	128,634
Meta Platforms, Inc., Class A	34,890	19,961,616
Netflix, Inc.*	66,930	6,435,319
Palo Alto Networks, Inc.*	10,796	1,730,815
Robinhood Markets, Inc., Class A*	12,522	867,775
Uber Technologies, Inc.*	33,169	2,385,846
VeriSign, Inc.	1,280	317,901
		116,257,286
Iron & Steel — 0.1%
Nucor Corp.	3,688	623,641
	Number of Shares	Value†

Iron & Steel — (continued)
Steel Dynamics, Inc.	2,211	$397,980
		1,021,621
Leisure Time — 0.2%
Carnival Corp.	17,355	449,148
Norwegian Cruise Line Holdings Ltd.*	7,409	138,548
Royal Caribbean Cruises Ltd.	4,027	1,108,150
		1,695,846
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	3,758	1,142,733
Las Vegas Sands Corp.	4,940	266,167
Marriott International, Inc., Class A	3,600	1,177,452
MGM Resorts International*	3,313	122,614
Wynn Resorts Ltd.	1,321	134,148
		2,843,114
Machinery — Construction & Mining — 1.2%
Caterpillar, Inc.	7,454	5,280,861
GE Vernova, Inc.	4,319	3,770,055
Vertiv Holdings Co., Class A	6,000	1,503,480
		10,554,396
Machinery — Diversified — 0.7%
Deere & Co.	3,971	2,236,864
Dover Corp.	1,974	411,480
IDEX Corp.	1,076	203,956
Ingersoll Rand, Inc.	5,690	455,883
Nordson Corp.	874	232,536
Otis Worldwide Corp.	5,401	416,309
Rockwell Automation, Inc.	1,792	643,113
Westinghouse Air Brake Technologies Corp.	2,742	685,253
Xylem, Inc.	3,839	458,761
		5,744,155
Media — 0.7%
Charter Communications, Inc., Class A*	1,414	305,254
Comcast Corp., Class A	57,042	1,637,676
FactSet Research Systems, Inc.	471	102,202
Fox Corp., Class A	3,274	191,202
Fox Corp., Class B	2,438	129,458
News Corp., Class A	5,954	148,433
News Corp., Class B	1,762	50,235
Paramount Skydance Corp., Class B	4,763	42,962
The Walt Disney Co.	28,696	2,765,721
Warner Bros Discovery, Inc.*	40,259	1,105,512
		6,478,655
Mining — 0.4%
Freeport-McMoRan, Inc.	22,708	1,334,776
Newmont Corp.	17,987	1,947,093
		3,281,869
Miscellaneous Manufacturing — 0.6%
3M Co.	8,256	1,199,019
A.O. Smith Corp.	1,343	88,557
Axon Enterprise, Inc.*	1,254	532,561

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Illinois Tool Works, Inc.	3,681	$958,128
Parker-Hannifin Corp.	2,029	1,816,442
Teledyne Technologies, Inc.*	705	426,532
Textron, Inc.	2,636	230,808
		5,252,047
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	714	149,283
Oil & Gas — 3.2%
APA Corp.	5,960	252,942
Chevron Corp.	29,425	6,088,032
ConocoPhillips	19,687	2,598,684
Coterra Energy, Inc.	12,177	427,900
Devon Energy Corp.	10,158	511,151
Diamondback Energy, Inc.	2,997	592,777
EOG Resources, Inc.	7,735	1,118,249
EQT Corp.	9,838	626,090
Expand Energy Corp.	3,829	420,348
Exxon Mobil Corp.	65,874	11,176,183
Marathon Petroleum Corp.	4,757	1,161,564
Occidental Petroleum Corp.	10,997	714,805
Phillips 66	6,254	1,139,354
Texas Pacific Land Corp.	912	432,799
Valero Energy Corp.	4,943	1,221,316
		28,482,194
Oil & Gas Services — 0.3%
Baker Hughes Co.	15,675	956,959
Halliburton Co.	13,540	527,924
SLB Ltd.	23,138	1,189,062
		2,673,945
Packaging and Containers — 0.1%
Amcor PLC	6,278	249,551
Ball Corp.	3,798	224,500
Packaging Corp. of America	1,324	280,979
Smurfit Westrock PLC	7,951	316,847
		1,071,877
Pharmaceuticals — 4.9%
AbbVie, Inc.	27,729	6,030,780
Becton Dickinson & Co.	4,578	719,799
Bristol-Myers Squibb Co.	31,856	1,932,067
Cardinal Health, Inc.	3,772	797,061
Cencora, Inc.	3,098	973,206
CVS Health Corp.	20,236	1,453,350
Dexcom, Inc.*	6,291	395,075
Eli Lilly & Co.	12,495	11,492,526
Henry Schein, Inc.*	1,400	103,180
Johnson & Johnson	38,144	9,323,919
McKesson Corp.	1,980	1,713,413
Merck & Co., Inc.	39,332	4,731,246
Pfizer, Inc.	89,289	2,507,235
Viatris, Inc.	19,001	256,704
Zoetis, Inc.	6,659	787,160
		43,216,721
	Number of Shares	Value†

Pipelines — 0.5%
Kinder Morgan, Inc.	29,553	$990,912
ONEOK, Inc.	8,794	794,890
Targa Resources Corp.	3,320	832,423
The Williams Cos., Inc.	19,468	1,416,881
		4,035,106
Private Equity — 0.3%
Blackstone, Inc.	11,710	1,346,533
KKR & Co., Inc.	10,914	1,009,545
		2,356,078
Real Estate — 0.0%
CoStar Group, Inc.*	6,766	272,940
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,690	635,307
Retail — 4.5%
AutoZone, Inc.*	266	898,489
Best Buy Co., Inc.	3,115	199,983
Carvana Co.*	1,600	503,008
Chipotle Mexican Grill, Inc.*	20,799	665,776
Costco Wholesale Corp.	6,941	6,916,221
Darden Restaurants, Inc.	1,869	366,399
Dollar General Corp.	3,515	417,336
Dollar Tree, Inc.*	3,076	336,853
Domino's Pizza, Inc.	498	178,677
Genuine Parts Co.	2,217	234,448
Lowe's Cos., Inc.	8,889	2,100,293
Lululemon Athletica, Inc.*	1,638	250,778
McDonald's Corp.	11,271	3,502,914
O'Reilly Automotive, Inc.*	13,502	1,246,370
Ross Stores, Inc.	5,204	1,127,342
Starbucks Corp.	18,051	1,617,189
Target Corp.	7,004	848,885
The Home Depot, Inc.	15,843	5,210,604
The TJX Cos., Inc.	17,783	2,839,945
Tractor Supply Co.	8,379	379,569
Ulta Beauty, Inc.*	723	377,919
Walmart, Inc.	69,484	8,635,471
Williams-Sonoma, Inc.	1,944	354,450
Yum! Brands, Inc.	4,400	684,112
		39,893,031
Semiconductors — 14.4%
Advanced Micro Devices, Inc.*	25,676	5,223,269
Analog Devices, Inc.	7,704	2,450,951
Applied Materials, Inc.	12,688	4,336,631
Broadcom, Inc.	74,260	22,984,213
Intel Corp.*	69,607	3,071,757
KLA Corp.	2,094	3,083,227
Lam Research Corp.	20,131	4,301,189
Microchip Technology, Inc.	8,503	549,379
Micron Technology, Inc.	17,706	5,981,795
Monolithic Power Systems, Inc.	760	830,946
NVIDIA Corp.	381,366	66,510,230
NXP Semiconductors N.V.	3,828	753,580
ON Semiconductor Corp.*	6,165	381,737

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
QUALCOMM, Inc.	16,653	$2,144,573
Skyworks Solutions, Inc.	1,802	96,497
Teradyne, Inc.	2,522	747,672
Texas Instruments, Inc.	14,223	2,761,253
		126,208,899
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	243,136
Software — 8.0%
Adobe, Inc.*	6,679	1,623,531
Akamai Technologies, Inc.*	2,332	267,830
Autodesk, Inc.*	3,402	814,439
Broadridge Financial Solutions, Inc.	1,775	288,402
Cadence Design Systems, Inc.*	4,357	1,210,680
Datadog, Inc., Class A*	5,119	604,298
Electronic Arts, Inc.	3,672	748,611
Fair Isaac Corp.*	380	405,665
Fidelity National Information Services, Inc.	7,940	372,465
Fiserv, Inc.*	7,771	433,622
Intuit, Inc.	4,436	1,918,038
Jack Henry & Associates, Inc.	1,184	187,119
Microsoft Corp.	116,795	43,234,005
MSCI, Inc.	1,194	643,578
Oracle Corp.	26,507	3,899,445
Palantir Technologies, Inc., Class A*	36,423	5,327,956
Paychex, Inc.	4,952	456,178
PTC, Inc.*	1,928	274,721
Roper Technologies, Inc.	1,723	609,701
Salesforce, Inc.	15,209	2,839,064
ServiceNow, Inc.*	16,500	1,725,075
Synopsys, Inc.*	2,951	1,170,012
Take-Two Interactive Software, Inc.*	2,877	568,208
Tyler Technologies, Inc.*	682	233,503
Workday, Inc., Class A*	3,437	446,535
		70,302,681
Telecommunications — 2.1%
Arista Networks, Inc.*	16,450	2,019,731
AT&T, Inc.	112,010	3,247,170
Ciena Corp.*	2,200	854,106
Cisco Systems, Inc.	62,612	4,858,065
Corning, Inc.	12,420	1,688,748
Motorola Solutions, Inc.	2,557	1,109,661
T-Mobile US, Inc.	7,306	1,534,479
Verizon Communications, Inc.	66,544	3,340,509
		18,652,469
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,116	198,058
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	1,867	310,053
CSX Corp.	29,203	1,198,783
Expeditors International of Washington, Inc.	2,142	306,798
FedEx Corp.	3,453	1,229,889
	Number of Shares	Value†

Transportation — (continued)
J.B. Hunt Transport Services, Inc.	1,211	$256,611
Norfolk Southern Corp.	3,507	1,006,509
Old Dominion Freight Line, Inc.	2,920	570,568
Union Pacific Corp.	9,148	2,219,488
United Parcel Service, Inc., Class B	11,723	1,153,309
		8,252,008
Water — 0.0%
American Water Works Co., Inc.	2,083	283,476
TOTAL COMMON STOCKS (Cost $374,518,696)		860,988,212

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartments — 0.2%
AvalonBay Communities, Inc.	1,982	323,760
Camden Property Trust	1,518	148,248
Equity Residential	4,927	291,432
Essex Property Trust, Inc.	957	231,594
Invitation Homes, Inc.	8,176	203,173
Mid-America Apartment Communities, Inc.	1,666	203,452
UDR, Inc.	3,858	130,323
		1,531,982
Diversified — 0.6%
American Tower Corp.	7,318	1,262,940
Crown Castle, Inc.	6,571	534,288
Digital Realty Trust, Inc.	5,068	913,304
Equinix, Inc.	1,560	1,529,174
SBA Communications Corp.	1,660	285,703
VICI Properties, Inc.	16,981	463,921
Weyerhaeuser Co.	11,355	277,403
		5,266,733
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,263	105,049
Healthpeak Properties, Inc.	10,998	180,697
Ventas, Inc.	7,191	588,080
Welltower, Inc.	10,752	2,125,778
		2,999,604
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	10,148	194,436
Industrial — 0.2%
Prologis, Inc.	14,745	1,948,994
Office Property — 0.0%
BXP, Inc.	2,288	118,747
Regional Malls — 0.1%
Simon Property Group, Inc.	5,017	935,821
Single Tenant — 0.1%
Realty Income Corp.	14,452	884,173
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,409	447,022
Iron Mountain, Inc.	4,743	484,450

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	2,506	$678,826
		1,610,298
Strip Centers — 0.1%
Federal Realty Investment Trust	1,020	108,334
Kimco Realty Corp.	10,604	238,272
Regency Centers Corp.	2,579	195,127
		541,733
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,242,217)		16,032,521

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $657,290)	657,290	657,290
TOTAL INVESTMENTS — 99.8% (Cost $387,418,203)		$877,678,023
Other Assets & Liabilities — 0.2%		1,469,695
TOTAL NET ASSETS — 100.0%		$879,147,718

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at March 31, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	06/18/26	8	50	$6,571	$2,628,300	$—	$(50,291)
							$—	$(50,291)